Cover	Aug. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 21, 2026
Entity Registrant Name	BRC Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41275
Entity Tax Identification Number	87-3277812
Entity Address, Address Line One	3131 W. 2210 S., Suite C
Entity Address, City or Town	West Valley City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84119
City Area Code	801
Local Phone Number	874-1189
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	BRCC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001891101
Current Fiscal Year End Date	--12-31